Income Tax Expenses - Movement of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 1,554	¥ 952	¥ 192
Provided	1,592	602	760
Balance at end of the year	¥ 3,146	¥ 1,554	¥ 952